Cover	Mar. 31, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Entity File Number	001-37685
Entity Registrant Name	PAVMED INC.
Entity Central Index Key	0001624326
Entity Tax Identification Number	47-1214177
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	360 Madison Avenue
Entity Address, Address Line Two	25th Floor, New York, New York
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	949-4319
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, Par Value $0.001 Per Share
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	PAVM
Security Exchange Name	NASDAQ
Series Z Warrants to Purchase Common Stock
Title of 12(b) Security	Series Z Warrants to Purchase Common Stock
Trading Symbol	PAVMZ
Security Exchange Name	NASDAQ